UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wesley Capital Management, LLC

Address:  717 5th Avenue
          14th Floor
          New York, NY 10022


13F File Number: 028-10713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Arthur Wrubel
Title:  Managing Member
Phone:  (212) 421-7002



Signature, Place and Date of Signing:

/s/ Arthur Wrubel               New York, New York             May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:          29

Form 13F Information Table Value Total:        $450,358
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number          Name

1.       028-13112                  Wesley Capital Master Fund, Ltd.

2.       028-13111                  Wesley Capital QP, LP



                                                     FORM 13F INFORMATION TABLE
                                                   Wesley Capital Management LLC
                                                            March 31, 2011



COL 1                        COL  2          COL 3      COL 4              COL 5       COL 6          COL 7        COL 8

                             TITLE                      VALUE    SHRS OR    SH/ PUT/  INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER               OF CLASS        CUSIP      (X$1000) PRN AMT    PRN CALL  DISCRETION      MGRS   SOLE    SHARED NONE
--------------               --------        -----      -------- --------   --- ----  ----------      ----   ----    ------ ----
ANNALY CAP MGMT INC          COM             035710409  39,263    2,250,000 SH        SOLE                           0     2,250,000
APARTMENT INVT & MGMT CO     CL A            03748R101   3,184      125,000 SH        SHARED-DEFINED  1,2      125,000
BANK OF AMERICA CORPORATION  COM             060505104   5,999      450,000     PUT   SHARED-DEFINED  1,2      450,000
BLOCK H & R INC              COM             093671105   1,674      100,000     PUT   SHARED-DEFINED  1,2      100,000
BROOKDALE SR LIVING INC      COM             112463104  33,600    1,200,000 SH        SHARED-DEFINED  1,2    1,200,000
CYPRESS SHARPRIDGE INVTS INC COM             23281A307  19,337    1,525,000 SH        SHARED-DEFINED  1,2      325,000     1,200,000
DEVELOPERS DIVERSIFIED RLTY  COM             251591103  21,700    1,550,000 SH        SHARED-DEFINED  1,2    1,550,000
EQUITY LIFESTYLE PPTYS INC   COM             29472R108   5,765      100,000 SH        SHARED-DEFINED  1,2      100,000
FELCOR LODGING TR INC        COM             31430F101  10,421    1,700,000 SH        SHARED-DEFINED  1,2    1,700,000
FOREST CITY ENTERPRISES INC  CL A            345550107  36,719    1,950,000 SH        SHARED-DEFINED  1,2    1,950,000
GLIMCHER RLTY TR             SH BEN INT      379302102  30,063    3,250,000 SH        SHARED-DEFINED  1,2    3,250,000
HATTERAS FINL CORP           COM             41902R103  15,466      550,000 SH        SOLE                           0       550,000
ISTAR FINL INC               COM             45031U101   8,262      900,000 SH        SHARED-DEFINED  1,2      900,000
IRON MTN INC                 COM             462846106   1,562       50,000 SH        SHARED-DEFINED  1,2       50,000
JONES LANG LASALLE INC       COM             48020Q107   4,987       50,000 SH        SHARED-DEFINED  1,2       50,000
KKR FINANCIAL HLDGS LLC      COM             48248A306   2,937      300,000 SH        SHARED-DEFINED  1,2      300,000
KILROY RLTY CORP             COM             49427F108  24,269      625,000 SH        SHARED-DEFINED  1,2      625,000
MFA FINANCIAL INC            COM             55272X102  90,405   11,025,000 SH        SHARED-DEFINED  1,2    5,325,000     5,700,000
MI DEVS INC                  CL A SUB VTG    55304X104  12,317      425,000 SH        SHARED-DEFINED  1,2      425,000
MACERICH CO                  COM             554382101   3,467       70,000 SH        SHARED-DEFINED  1,2       70,000
NVR INC                      COM             62944T105   1,890        2,500 SH        SHARED-DEFINED  1,2        2,500
PENNSYLVANIA RL ESTATE INVT  SH BEN INT      709102107  11,699      819,859 SH        SHARED-DEFINED  1,2      819,859
POST PPTYS INC               COM             737464107  10,205      260,000 SH        SHARED-DEFINED  1,2      260,000
SELECT SECTOR SPDR TR        SBI INT-FINL    81369Y605   8,195      500,000     CALL  SHARED-DEFINED  1,2      500,000
SIMON PPTY GROUP INC NEW     COM             828806109  26,790      250,000 SH        SHARED-DEFINED  1,2      250,000
SIX FLAGS ENTMT CORP NEW     COM             83001A102   1,800       25,000 SH        SHARED-DEFINED  1,2       25,000
STARWOOD PPTY TR INC         COM             85571B105  10,035      450,000 SH        SHARED-DEFINED  1,2      450,000
TWO HBRS INVT CORP           COM             90187B101   4,188      400,000 SH        SHARED-DEFINED  1,2      100,000       300,000
UNITED RENTALS INC           COM             911363109   4,160      125,000 SH        SHARED-DEFINED  1,2      125,000


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